Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0001723788
Registrant Name	Bitwise 10 Crypto Index Fund
Registration File Number	333-287889
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A